General and Administrative Expenses by Nature of Expense (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Genral And Administrative Expenses [Line Items]
Depreciation of property, plant and equipment	$ 1,972,000	$ 2,339,000
Depreciation from ROU assets	533,000
Office, operating and non-operating overheads	19,146,000	14,773,000
Share-based compensation	2,776,000	2,480,000
Total General and Administrative Expenses	17,084,000	12,170,000
Corporate Level [Member]
Genral And Administrative Expenses [Line Items]
Depreciation of property, plant and equipment	88,000	94,000
Amortization of intangible assets	10,000	11,000
Business development and investor relations	382,000	451,000
Office, operating and non-operating overheads	583,000	788,000
Professional	781,000	832,000
Regulatory	205,000	184,000
Restructuring costs		92,000
Salaries and contractors	3,176,000	2,262,000
Share-based compensation	3,977,000	2,544,000
Travel	254,000	240,000
Expenses, by nature	9,667,000	7,498,000
Corporate Level [Member] | Restricted Stock Units (RSUs) [Member]
Genral And Administrative Expenses [Line Items]
Depreciation from ROU assets	211,000
Environmental Services [Member]
Genral And Administrative Expenses [Line Items]
Depreciation of property, plant and equipment	192,000	126,000
Amortization of intangible assets	37,000	39,000
Business development and investor relations	547,000	370,000
Office, operating and non-operating overheads	1,750,000	1,262,000
Professional	395,000	142,000
Salaries and contractors	3,976,000	2,556,000
Travel	202,000	177,000
Expenses, by nature	7,417,000	4,672,000
Total General and Administrative Expenses	17,084,000	$ 12,170,000
Environmental Services [Member] | Restricted Stock Units (RSUs) [Member]
Genral And Administrative Expenses [Line Items]
Depreciation from ROU assets	$ 318,000